Goodwill, Net - Schedule of Gross Amount of Goodwill and Accumulated Impairment Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Agency Segment [Member]
Schedule of Gross Amount and Accumulated Impairment Losses [Line Items]
Gross as of December 31, 2024	¥ 374,149
Addition in 2025 (Note 3)
Disposal in 2025 (Note 3)
Accumulated impairment loss as of December 31, 2024	(374,149)
Net, as of December 31, 2024
Net, as of December 31, 2025
Claims Adjusting Segment [Member]
Schedule of Gross Amount and Accumulated Impairment Losses [Line Items]
Gross as of December 31, 2024	374,149
Addition in 2025 (Note 3)
Disposal in 2025 (Note 3)
Accumulated impairment loss as of December 31, 2024	(374,149)
Net, as of December 31, 2024
Net, as of December 31, 2025